Share-based payments (Tables)	12 Months Ended
Mar. 31, 2024
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options
	2024	2023	2022
	Millions	Millions	Millions
1 April	62	61	62
Granted during the year	63	50	20
Forfeited during the year	(1)	(2)	(2)
Exercised during the year	–	(8)	(1)
Expired during the year	(54)	(39)	(18)
31 March	70	62	61
Weighted average exercise price:
1 April	£0.87	£1.02	£1.07
Granted during the year	£0.58	£0.83	£0.95
Forfeited during the year	£0.81	£1.02	£1.06
Exercised during the year	£1.06	£1.05	£1.17
Expired during the year	£0.82	£1.01	£1.10
31 March	£0.66	£0.87	£1.02

Summary of options outstanding

	31 March 2024			31 March 2023
			Weighted			Weighted
			remaining			remaining
		Weighted	average		Weighted	average
	Outstanding	average	contractual	Outstanding	average	contractual
	shares	exercise	life	shares	exercise	life
	Millions	price	Months	Millions	price	Months
Vodafone Group Sharesave Plan:
£0.58 – £1.57	70	£0.66	31	62	£0.87	33

Schedule of movements in non-vested shares

	2024		2023		2022
		Weighted		Weighted		Weighted
		average fair		average fair		average fair
		value at		value at		value at
	Millions	grant date	Millions	grant date	Millions	grant date
1 April	261	£1.14	270	£1.07	267	£1.20
Granted	177	£0.72	120	£1.17	113	£1.17
Vested	(76)	£1.17	(70)	£1.15	(68)	£1.44
Forfeited	(45)	£0.99	(59)	£0.89	(42)	£1.52
31 March	317	£0.92	261	£1.14	270	£1.07